Shareholder Report, Line Graph (Details) 190651_Brookfield Global Listed Real Estate Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 11,315	$ 11,219	$ 10,489	$ 13,484	$ 10,925	$ 12,221	$ 10,176	$ 11,089	$ 10,096	$ 9,524	$ 12,528
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index
Accumulated Value	27,281	22,888	18,396	22,361	18,277	15,689	12,219	13,311	10,815	10,000	$ 33,173
FTSE EPRA Nareit Developed Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE EPRA Nareit Developed Index
Accumulated Value	$ 12,566	$ 12,450	$ 11,352	$ 15,153	$ 12,018	$ 13,212	$ 10,838	$ 11,485	$ 10,406	$ 10,000	$ 13,770